Other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Feb. 23, 2022	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued expenses	$ 124			$ 78
Uncertain tax positions	85			83
Unfavorable drilling contracts	70			6
Contract liabilities	61	$ 19	$ 19	35	$ 31
Employee withheld taxes, social security and vacation payments	47			43
Taxes payable	$ 29			$ 23
Operating lease, liability, statement of financial position [Extensible List]	Total Other Liabilities			Total Other Liabilities
Lease liabilities	$ 9			$ 35
Accrued interest expense	4			0
Other liabilities	67			28
Total Other Liabilities	$ 496			$ 331